TAX CHARGE (CREDIT) - Summary of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income before tax	$ 2,900	$ 12,164	$ 10,752
Effective tax expense	3,190	608	538
Disallowed expenses (credits)	1,722	239	(692)
Unrecognized deferred tax	(4,121)	(939)	(1,892)
Change in estimates related to prior periods	67	0	0
Tax incentives	(300)	0	0
Income subject to other tax rates	0	(273)	(2,144)
Other	(48)	76	(209)
Income tax expense (benefit)	$ 510	$ (289)	$ (4,399)